UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Verus Financial Partners
      9030 Stony Point Parkway, Suite 160
      Richmond, Virginia 23235



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 10/15/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               40
                                                  -----------------------

Form 13F Information Table Value Total:               162133 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------------------
ALPS C&S Global REIT ETF          ETF     00162Q106     4070        105000SH             SOLE            NONE   81962        23038
Altria Inc                        COM     02209S103     1413         42331SH             SOLE            NONE   37540         4791
Apple, Inc.                       COM     037833100      461           691SH             SOLE            NONE     375          316
AT&T Inc.                         COM     00206R102      416         11038SH             SOLE            NONE    9349         1689
Bank of America Corp              COM     060505104      110         12505SH             SOLE            NONE   10450         2055
BB&T Corporation                  COM      54937107      296          8934SH             SOLE            NONE    7308         1626
Bristol-Meyers Squibb Co          COM     110122108      209          6197SH             SOLE            NONE    5371          826
Capital One Financial             COM     14040H105      480          8422SH             SOLE            NONE    1720         6702
CarMax Group                      COM     143130102     1957         69135SH             SOLE            NONE   60263         8872
Coca Cola                         COM     191216100      254          6694SH             SOLE            NONE    4144         2550
Community Bankers Tr Cp           COM     203612106       45         15957SH             SOLE            NONE   15957            0
Dominion Resources, Inc           COM     25746U109      917         17324SH             SOLE            NONE   14372         2952
ExxonMobil                        COM     30231G102     1497         16366SH             SOLE            NONE   13369         2997
General Electric Company          COM     369604103      674         29673SH             SOLE            NONE   21917         7756
Honeywell Incorporated            COM     438516106      340          5684SH             SOLE            NONE    5684            0
IBM                               COM     459200101      260          1253SH             SOLE            NONE     853          400
iShares S&P 500                   COM     464287200    16587        114866SH             SOLE            NONE   95986        18880
iShares S&P Midcap 400            COM     464287507     4744         48072SH             SOLE            NONE   39253         8819
Johnson & Johnson                 COM     478160104      337          4892SH             SOLE            NONE    3463         1429
Kraft Foods Inc                   COM     50075N104      295          7128SH             SOLE            NONE    6663          465
Lakeland Bancorp                  COM     511637100      124         11941SH             SOLE            NONE   11941            0
Lincoln National Corp.            COM     534187109      360         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      678         11352SH             SOLE            NONE       0        11352
Microsoft Corp.                   COM     594918104      205          6886SH             SOLE            NONE    6386          500
Pepsico                           COM     713448108      220          3106SH             SOLE            NONE    3006          100
Pfizer Inc.                       COM     717081103      357         14362SH             SOLE            NONE   13997          365
Philip Morris Intl Inc            COM     718172109     3114         34622SH             SOLE            NONE   31915         2707
Polaris Industries  Inc           COM     731068102      984         12169SH             SOLE            NONE    3402         8767
Proctor & Gamble                  COM     742718109      458          6610SH             SOLE            NONE    5350         1260
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     2446         60361SH             SOLE            NONE   48269        12092
SPDR Trust Unit Series S&P 500    ETF     78462F103      301          2089SH             SOLE            NONE    1903          186
Sun Trust Bank                    COM     867914103      204          7230SH             SOLE            NONE    6050         1180
TJX Companies                     COM     872540109      207          4612SH             SOLE            NONE    4612            0
Vanguard Intl Equity Index        ETF     922042775     5145        119771SH             SOLE            NONE   94522        25249
Vanguard Mega Cap 300             ETF     921910873    43222        872282SH             SOLE            NONE  665322       206960
Vanguard MSCI Miod Cap 450        ETF     922908629    11509        141809SH             SOLE            NONE  110105        31704
Vanguard Small Cap Value          ETF     922908611      275          3823SH             SOLE            NONE    3772           51
Vanguard Total Bond Mkt ETF       ETF     921937835    47065        552724SH             SOLE            NONE  443559       109165
Vanguard Total Stock Mkt          ETF     922908769     9617        130575SH             SOLE            NONE   89208        41367
Verizon Communications            COM     92343V104      281          6175SH             SOLE            NONE    4352         1823


                                             TOTAL $162133 (x1000)

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